Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000237980 [Member]
Shareholder Report [Line Items]
Fund Name	Burney U.S. Factor Rotation ETF
Class Name	Burney U.S. Factor Rotation ETF
Trading Symbol	BRNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Burney U.S. Factor Rotation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://burneyetfs.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Net Assets	$ 314,078,509
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 1,101,602
Investment Company, Portfolio Turnover	106.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	25.6%
Industrials	14.9%
Financials	14.8%
Consumer Discretionary	14.0%
Health Care	11.3%
Communication Services	10.2%
Utilities	3.4%
Consumer Staples	1.9%
Real Estate	1.7%
Energy	1.0%
Materials	1.0%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Fortinet, Inc.	6.0%
NVIDIA Corp.	5.4%
Alphabet, Inc. - Class A	5.2%
QUALCOMM, Inc.	5.1%
Meta Platforms, Inc. - Class A	5.1%
JPMorgan Chase & Co.	5.0%
Trane Technologies PLC	4.6%
Genpact Ltd.	4.5%
Texas Roadhouse, Inc.	4.4%
Deckers Outdoor Corp.	3.9%